Exhibit 99.17

 Evolve Rating Agency Grades

Rating Agency Grades

Run Date - 09/24/2026 3:46:50 PM

LOAN INFORMATION					INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	4350123766	XXXX	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B